Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income (loss)	$ 94	$ (866)	$ 551
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	378	377	348
Earnings from unconsolidated affiliates	(282)	(184)	(82)
Distributions from unconsolidated affiliates	356	217	141
Net unrealized losses (gains) on derivative instruments	139	(46)	(43)
(Gain) loss on sale of assets	(35)	(42)	7
Asset impairments	0	912	18
Other, net	68	(68)	36
Change in operating assets and liabilities, which provided cash, net of effects of acquisitions:
Accounts receivable	(247)	479	400
Inventories	(21)	29	16
Accounts payable	199	(381)	(467)
Other, net	(4)	15	(108)
Net cash provided by operating activities	645	442	817
INVESTING ACTIVITIES:
Capital expenditures	(144)	(811)	(1,384)
Investments in unconsolidated affiliates, net	(53)	(64)	(161)
Proceeds from sale of assets	163	164	30
Net cash used in investing activities	(34)	(711)	(1,515)
FINANCING ACTIVITIES:
Proceeds from long-term debt	3,353	7,216	719
Payments of long-term debt	(3,628)	(7,196)	0
Payments of commercial paper, net	0	(1,012)	(288)
Payments of deferred financing costs	(5)	(4)	(12)
Proceeds from issuance of common units, net of offering costs	0	31	1,001
Net change in advances to predecessor from DCP Midstream, LLC	157	1,697	(301)
Distributions to limited partners and general partner	(483)	(482)	(420)
Distributions to non-controlling interests	(7)	(5)	(5)
Net cash (used in) provided by financing activities	(613)	245	694
Net change in cash and cash equivalents	(2)	(24)	(4)
Cash and cash equivalents, beginning of period	3	27	31
Cash and cash equivalents, end of period	$ 1	$ 3	$ 27